Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000254753 | FR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254753 | FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254753 | FR_91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254753 | FR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000254753 | FR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000254753 | FR_3132DVMY8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254753 | FR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254753 | FR_3140QVWV2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254753 | FR_91282CQA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254753 | FR_3140XL2S6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254753 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	32.10%
C000254753 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	26.20%
C000254753 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	15.10%
C000254753 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	10.40%
C000254753 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000254753 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254753 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.10%
C000254754 | FR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000254754 | FR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254754 | FR_3140L6TF1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000254754 | FR_3140XP6Q7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000254754 | FR_3618N5C56
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254754 | FR_91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000254754 | FR_31418FHY6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254754 | FR_912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254754 | FR_3618N5C64
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254754 | FR_31427MPD7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254754 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	28.80%
C000254754 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	22.70%
C000254754 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	13.90%
C000254754 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	9.70%
C000254754 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254754 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	8.50%
C000254754 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	4.80%
C000254754 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	3.30%
C000254754 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000254754 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.60%